SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions and 5) corporate. This best reflects the way in which the CODM reviews the results of the company.
The reporting to the CODM was revised during the year to incorporate the distributed energy & sustainable solutions business of the company. The distributed energy & sustainable solutions business corresponds to a portfolio of multi-technology assets and investments that support the broader strategy of decarbonization of electricity grids around the world through distributed generation and offering of other sustainable services. The financial information of operating segments in the prior period has been restated to present the corresponding results of the distributed energy & sustainable solutions.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items.
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The company uses Funds From Operations to assess the performance of the company before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business. The company includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,095	$176	$167	$146	$—	$1,584	$(55)	$2,249	$3,778
Other income	44	10	37	8	—	99	1	(7)	93
Direct operating costs	(426)	(54)	(39)	(70)	(5)	(594)	30	(610)	(1,174)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	24	—	24
	713	132	165	84	(5)	1,089	—	1,632
Management service costs	—	—	—	—	(163)	(163)	—	(6)	(169)
Interest expense(1)	(175)	(29)	(50)	(20)	(3)	(277)	4	(539)	(812)
Current income taxes	(34)	(2)	(1)	—	—	(37)	—	(96)	(133)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(991)	(991)
Funds From Operations	504	101	114	64	(171)	612	—	—
Depreciation						(515)	12	(676)	(1,179)
Foreign exchange and financial instrument gain (loss)						(166)	—	97	(69)
Deferred income tax recovery (expense)						79	—	(64)	15
Other						(85)	2	(3)	(86)
Dividends on BEPC exchangeable shares(1)						(221)	—	1	(220)
Remeasurement of BEPC exchangeable and BEPC class B shares						1,799	—	1	1,800
Share of loss from equity-accounted investments						—	(14)	—	(14)
Net income attributable to non-controlling interests						—	—	644	644
Net income attributable to the partnership						$1,503	$—	$—	$1,503
(1)Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $347 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,032 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2021:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$992	$199	$166	$126	$—	$1,483	$(40)	$1,924	$3,367
Other income	55	26	15	2	3	101	(1)	(40)	60
Direct operating costs	(424)	(59)	(42)	(50)	(3)	(578)	19	(626)	(1,185)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	22	—	22
	623	166	139	78	—	1,006	—	1,258
Management service costs	—	—	—	—	(175)	(175)	—	—	(175)
Interest expense(1)	(140)	(35)	(53)	(20)	(16)	(264)	6	(433)	(691)
Current income taxes	(11)	(2)	(1)	1	—	(13)	—	(18)	(31)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(6)	—	(6)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(807)	(807)
Funds From Operations	472	129	85	59	(191)	554	—	—
Depreciation						(474)	12	(653)	(1,115)
Foreign exchange and financial instrument gain (loss)						(66)	2	37	(27)
Deferred income tax recovery (expense)						29	—	(85)	(56)
Other						(155)	—	(122)	(277)
Dividends on BEPC exchangeable shares(1)						(209)	—	—	(209)
Remeasurement of BEPC exchangeable and BEPC class B shares						1,267	—	—	1,267
Share of earnings from equity-accounted investments						—	(14)	—	(14)
Net income attributable to non-controlling interests						—	—	823	823
Net income (loss) attributable to the partnership						$946	$—	$—	$946
(1)Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $16 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $900 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2020:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$856	$130	$71	$81	$—	$1,138	$(40)	$1,989	$3,087
Other income	52	2	3	—	—	57	(1)	43	99
Direct operating costs	(340)	(47)	(17)	(40)	—	(444)	20	(637)	(1,061)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	21	—	21
	568	85	57	41	—	751	—	1,395
Management service costs	—	—	—	—	(126)	(126)	—	(26)	(152)
Interest expense	(135)	(34)	(24)	(11)	—	(204)	9	(505)	(700)
Current income taxes	(16)	(3)	—	—	—	(19)	—	(42)	(61)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(9)	—	(9)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(822)	(822)
Funds From Operations	417	48	33	30	(126)	402	—	—
Depreciation						(361)	11	(715)	(1,065)
Foreign exchange and financial instrument gain (loss)						11	4	59	74
Deferred income tax recovery						76	—	58	134
Other						(189)	1	(305)	(493)
Dividends on class A exchangeable shares(1)						(116)			(116)
Remeasurement of exchangeable and class B shares						(2,561)			(2,561)
Share of loss from equity-accounted investments						—	(16)	—	(16)
Net income attributable to non-controlling interests						—	—	903	903
Net loss attributable to the partnership						$(2,738)	$—	$—	$(2,738)
(1)Share of loss from equity-accounted investments of $4 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $81 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
The following table presents information on a segmented basis about certain items in the company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at December 31, 2022
Cash and cash equivalents	$70	$49	$60	$18	$—	$197	$(7)	$452	$642
Property, plant and equipment, at fair value	13,709	1,400	1,310	1,084	—	17,503	(557)	20,882	37,828
Total assets	15,604	1,595	1,447	1,138	307	20,091	(171)	23,368	43,288
Total borrowings	2,894	613	1,025	371	—	4,903	(161)	8,973	13,715
Other liabilities	4,363	342	138	38	4,436	9,317	(10)	3,442	12,749
For the year ended December 31, 2022
Additions to property, plant and equipment	113	67	104	15	—	299	(38)	459	720
As at December 31, 2021
Cash and cash equivalents	$65	$36	$60	$14	$4	$179	$(2)	$348	$525
Property, plant and equipment, at fair value	13,577	1,478	1,585	1,232	—	17,872	(604)	20,647	37,915
Total assets	15,108	1,700	1,731	1,279	17	19,835	(176)	22,327	41,986
Total borrowings	2,720	765	1,377	461	—	5,323	(161)	8,350	13,512
Other liabilities	4,051	379	119	66	6,231	10,846	(15)	3,418	14,249
For the year ended December 31, 2021
Additions to property, plant and equipment(1)	266	68	116	1	—	451	(8)	893	1,336
(1)The company exercised the option to buyout the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to the company) to its corresponding right-of-use asset.
Geographical Information
The following table presents consolidated revenue split by technology for the year ended December 31:

(MILLIONS)	2022	2021	2020
Hydroelectric	$2,307	$1,969	$1,778
Wind	647	646	581
Utility-scale solar	567	507	476
Distributed energy & sustainable solutions	257	245	252
	$3,778	$3,367	$3,087
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2022	December 31, 2021
North America	$22,478	$22,634
Colombia	8,264	8,497
Brazil	4,162	3,299
Europe	3,375	3,940
	$38,279	$38,370